SCHEDULE OF BREAKDOWN OF OPERATING EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024
Cost of Sales	$ 492,886		$ 308,910		$ 812,931		$ 488,894
Operating Expenses
General and Administrative Expenses	18,900		14,015		36,416		26,151
Stock-Based Compensation for Employees	17,795		13,536		30,502		22,380
Depreciation and Amortization Expense	398		340		777		666
Marketing Expenses	23,284		15,889		40,981		28,518
Research and Development Expenses	3,993		2,608		7,925		5,070
Settlement of Litigation							9,250
Total Operating Expenses	46,177	[1],[2]	32,512	[3],[4]	85,322	[5],[6]	68,989	[7],[8]
Total Cost of Sales and Operating Expenses	539,063		341,422		898,253		557,883
General and Administrative Expense [Member]
Operating Expenses
Salaries and Benefits	9,758		6,566		19,460		12,434
Stock-Based Compensation for Employees	1,714		2,066		3,019		3,420
Administrative Expenses	1,221		933		2,113		1,769
Professional Fees	5,007		3,304		9,200		6,422
Depreciation and Amortization Expense	398		340		777		666
Other General and Administrative Expenses	802		806		1,847		1,440
Selling and Marketing Expense [Member]
Operating Expenses
Salaries and Benefits	413		237		803		442
Stock-Based Compensation for Employees	43		1		83		5
Stock-Based Compensation for Agents	3,478		2,335		6,593		4,472
Revenue Share	17,644		12,475		30,148		21,539
Other Marketing and Advertising Cost	1,707		841		3,355		2,060
Research and Development Expense [Member]
Operating Expenses
Salaries and Benefits	2,360		1,322		4,754		2,713
Stock-Based Compensation for Employees	300		198		605		333
Other Research and Development	$ 1,333		$ 1,088		$ 2,567		$ 2,024

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[2]	Operating expenses includes Revenue share expense of approximately $17,644 thousand and is recorded in the North American Brokerage segment.
[3]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses and Settlement of Litigation.
[4]	Operating expenses includes Revenue share expense of approximately $12,475 thousand and is recorded in the North American Brokerage segment.
[5]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[6]	Operating expenses includes Revenue share expense of approximately $30,148 thousand and is recorded in the North American Brokerage segment.
[7]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses and Settlement of Litigation.
[8]	Operating expenses includes Revenue share expense of approximately $21,539 thousand and is recorded in the North American Brokerage segment.